NVIT S&P 500 Index Fund
FUND SUMMARY: NVIT S&P 500 INDEX FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT S&P 500 Index Fund		Class Y Shares	Class I Shares	Class II Shares	Class IV Shares
Management Fees		0.12%	0.12%	0.12%	0.12%
Distribution and/or Service (12b-1) Fee				0.25%
Other Expenses		0.06%	0.21%	0.21%	0.16%
Total Annual Fund Operating Expenses		0.18%	0.33%	0.58%	0.28%
Amount of Fee Waiver/Expense Reimbursement	[1]		(0.07%)	(0.07%)
Total Annual Fund Operating Expenses	[2]	0.18%	0.26%	0.51%	0.28%
[1]	Under the Fund Participation Agreement between Nationwide Variable Insurance Trust (the "Trust") and Nationwide Financial Services, Inc. ("NFS"), NFS is entitled to receive an administrative services fee of 0.15% with respect to Class I and Class II shares of the Fund, and 0.10% with respect to Class IV shares of the Fund. NFS has entered into a written contract with the Trust pursuant to which NFS will waive 0.07% of the administrative services fee charged to Class I and Class II shares through April 30, 2014.
[2]	(After Fee Waiver/Expense Reimbursement)

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y shares	18	58	101	230
Class I shares	27	99	178	411
Class II shares	52	179	317	719
Class IV shares	29	90	157	356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.69% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a "passive" management, or indexing, approach, designed to match approximately the performance of the Standard & Poor's 500® Index ("S&P 500® Index") before the deduction of Fund expenses. The S&P 500® Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500® Index. The Fund does not necessarily invest in all of the securities included in the S&P 500® Index or in the same weightings.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the S&P 500 Index or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class IV Shares (Years Ended December 31,)

Best Quarter: 15.72% 2nd qtr. of 2009 Worst Quarter: -21.96% 4th qtr. of 2008
The Fund commenced operations on April 28, 2003 when it acquired all of the assets, subject to stated liabilities, of the Market Street Equity Index 500® Portfolio (the “Predecessor Fund”). Therefore, the historical performance shown for the Fund includes the previous performance of the Predecessor Fund.

The inception date for Class Y shares is May 1, 2006. The Fund commenced offering Class I and Class II shares only as of the date of this prospectus. Pre-inception historical performance for each of these share classes is based on the previous performance of Class IV shares (which was based on the previous performance of the Predecessor Fund). Performance for Class I and Class II shares has been adjusted to reflect those share classes’ higher expenses than those of Class IV shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class IV shares.
Average Annual Total Returns (For Periods Ended December 31, 2012)
Average Annual Total Returns NVIT S&P 500 Index Fund	1 Year	5 Years	10 Years	Inception Date
Class Y shares	15.74%	1.46%	6.85%	May 01, 2006
Class I shares	15.73%	1.35%	6.78%
Class II shares	15.39%	1.05%	6.46%
Class IV shares	15.73%	1.35%	6.78%
S&P 500® Index (reflects no deduction for fees or expenses)	16.00%	1.66%	7.10%